Other Non-current Assets	6 Months Ended
Jun. 30, 2023
Other Non-current Assets
Other Non-current Assets

7.Other Non-current Assets

Other non-current assets consisted of the following:

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Rental and industry customer deposits (1)	100,443	106,944	14,748
Prepayments	33,802	33,237	4,584
Long-term investments	6,055	6,055	835
Total other non-current assets	140,300	146,236	20,167
(1)	The Company’s rental deposits are mainly paid to landlords for its various office spaces and are refundable upon termination of the leases. Industry customer deposits consist of refundable deposits paid to industry customers and are refundable upon termination of contracts with each customer. The Company evaluated the recoverability of the deposits periodically and recorded an allowance of nil and nil for the year ended December 31, 2022 and June 30, 2023, respectively.